Accumulated Other Comprehensive Loss - Schedule of Accumulated Other Comprehensive income (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Currency translation adjustments	$ (149,148)	$ (175,369)
Actuarial gain on defined benefit pension plan	7,803	7,559
Loss on cash flow hedge	(2,161)	(3,728)
Total	$ (143,506)	$ (171,538)